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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

            Check here if Amendment [__]; Amendment Number: ______

           This Amendment (Check only one.): [__] is a restatement.
                        [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:       Trent Capital Management, Inc.
   Address:    3150 North Elm Street
               Suite 204
               Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:       David Labiak
   Title:      Chief Financial Officer
   Phone:      (336) 282-9302

Signature, Place, and Date of Signing:

/s/ David Labiak          Greensboro, North Carolina          January 20, 2006
[Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included                 None
Managers:

Form 13F Information Table Entry Total:  45
Form 13F Information Table Value Total:  (thousands) $95,420
List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                       Voting Authority
                           Title of           Value in         SH/ Investment  Other   ----------------
Name of Issuer              Class     CUSIP   (x$1000) Shares  PRN Discretion Managers  Sole    Shared  None
--------------             -------- --------- -------- ------- --- ---------- -------- -------  ------  ----
First Data................   COM    319963104   6636   154,300 SH     Sole             154,300
Nokia.....................   COM    654902204   6044   330,246 SH     Sole             330,246
Bed Bath & Beyond.........   COM    075896100   5395   149,235 SH     Sole             149,235
MBNA......................   COM    55262L100   5310   195,569 SH     Sole             195,569
Cardinal Health...........   COM    14149Y108   5177    75,298 SH     Sole              75,298
Dollar General............   COM    256669102   4963   260,236 SH     Sole             260,236
Procter & Gamble..........   COM    742718109   4718    81,522 SH     Sole              81,522
American Express..........   COM    025816109   4437    86,228 SH     Sole              86,228
Omnicom Group.............   COM    681919106   4400    51,680 SH     Sole              51,680
Johnson & Johnson.........   COM    478160104   4368    72,671 SH     Sole              72,671
Pepsico...................   COM    713448108   4207    71,215 SH     Sole              71,215
Harley-Davidson...........   COM    412822108   4183    81,235 SH     Sole              81,235
Illinois Tool Works.......   COM    452308109   4069    46,240 SH     Sole              46,240
Berkshire Hathaway........   COM    084670207   4022     1,370 SH     Sole               1,370
3M........................   COM    88579Y101   3967    51,190 SH     Sole              51,190
Gannett...................   COM    364730101   3196    52,759 SH     Sole              52,759
Estee Lauder..............   COM    518439104   3131    93,530 SH     Sole              93,530
American Capital..........   COM    024937104   1476    40,760 SH     Sole              40,760
Liberty Property Trust....   COM    531172104   1247    29,093 SH     Sole              29,093
Alliance Capital..........   COM    01855A101   1241    21,965 SH     Sole              21,965
First Industrial Realty...   COM    313400301   1201    31,193 SH     Sole              31,193
Highwoods Properties......   COM    431284108   1073    37,710 SH     Sole              37,710
Lloyds TSB Group..........   COM    539439109   1056    31,235 SH     Sole              31,235
Senior Housing............   COM    81721M109    892    52,775 SH     Sole              52,775
Apartment Investment......   COM    03748R101    890    23,495 SH     Sole              23,495
Enterprise Products.......   COM    293792107    869    36,210 SH     Sole              36,210
Hospitality Properties....   COM    44106M102    782    19,512 SH     Sole              19,512
Ameriprise Financial......   COM    03076C106    669    16,305 SH     Sole              16,305
Valero....................   COM    91913W104    633    12,225 SH     Sole              12,225
Teppco Partners...........   COM    872384102    538    15,455 SH     Sole              15,455
W.P. Stewart..............   COM    G84922106    512    21,740 SH     Sole              21,740
Progress Energy...........   COM    743263105    488    11,119 SH     Sole              11,119
PNC Financial.............   COM    693475105    445     7,202 SH     Sole               7,202
General Elec Co...........   COM    369604103    405    11,552 SH     Sole              11,552
Regions Financial.........   COM    7591EP100    387    11,315 SH     Sole              11,315
Pfizer Inc................   COM    717081103    316    13,532 SH     Sole              13,532
National City.............   COM    635405103    311     9,262 SH     Sole               9,262
Boston Properties.........   COM    101121101    302     4,076 SH     Sole               4,076
Prologis Trust............   COM    743410102    282     6,045 SH     Sole               6,045
Home Depot................   COM    437076102    249     6,139 SH     Sole               6,139
Fannie Mae................   COM    313586109    242     4,958 SH     Sole               4,958
Archstone Smith...........   COM     39583109    240     5,730 SH     Sole               5,730
Duke Energy...............   COM    264399106    231      8407 SH     Sole               8,407
Bank of America...........   COM     60505104    221      4790 SH     Sole               4,790
Pharmanetics..............   COM    71713J107      1     12520 SH     Sole              12,520
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